Small and Mid Cap Enhanced Equity ETF Expense Example - Small and Mid Cap Enhanced Equity ETF - ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	181
Expense Example, with Redemption, 10 Years	$ 421